SUPPLEMENT DATED MAY 29, 2013

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2013

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the Focused 30 Portfolio and are effective as of the close of business May 31, 2013. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

In the Management subsection, all information about Ron Sachs in the “Portfolio Manager and Primary Title with Sub-Adviser” table is deleted and replaced with the following:

Doug Rao, Portfolio Manager	Since 2013

Disclosure Changes to the About Management section

In the Janus Capital Management LLC table, all information about Ron Sachs is deleted and replaced with the following:

Doug Rao	Portfolio manager of Janus since 2013, managing the Janus forty fund and the Janus aspen series forty portfolio. Prior to joining Janus, Mr. Rao was a partner and equity portfolio manager of Chautauqua capital management from 2012 to May 2013. From 2007 to 2012, he was a portfolio manager with Marsico Capital Management, LLC. Mr. Rao has over 17 years of investment experience. He has a BA from the University of Virginia and an MBA from the University of California, Los Angeles.

Form No.	15-41611-00

PSFSUP0513

SUPPLEMENT DATED MAY 29, 2013

TO THE PACIFIC SELECT FUND

STATEMENT OF ADDITIONAL INFORMATION

Dated May 1, 2013

This supplement revises the Pacific Select Fund Statement of Additional Information dated May 1, 2013 (the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are effective as of the close of business May 31, 2013. Remember to review the SAI for other important information.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section under the Asset Based Fees table, information with respect to the Focused 30 Portfolio is deleted and replaced with the following:

ASSET BASED FEES
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Focused 30 Portfolio
Doug Rao[1]	None	N/A	None	N/A	None	N/A

[1]	As of May 31, 2013, Doug Rao became the portfolio manager of this Fund. Other Accounts Managed information as of May 24, 2013.

In the Performance Based Fees table, information with respect to the Focused 30 Portfolio is deleted and replaced with the following:

PERFORMANCE BASED FEES
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Focused 30 Portfolio
Doug Rao[1]	None	N/A	None	N/A	None	N/A

[1]	As of May 31, 2013, Doug Rao became the portfolio manager of this Fund. Other Accounts Managed information as of May 24, 2013.

Form No. 15-41610-00

                 PSFSAI0513